UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

Item 1:	Schedule of Investments.

Schedule	of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.53%

Aerospace & Defense 2.68%

Boeing Co. (The)	55,300	$19,703
Raytheon Co.	249,000	49,310
United Technologies Corp.	804,000	109,135
Total		178,148

Air Freight & Logistics 0.83%

CH Robinson Worldwide, Inc.	596,200	54,988

Auto Components 0.44%

Gentex Corp.	1,257,800	29,181

Automobiles 1.00%

Ford Motor Co.	6,648,200	66,748

Banks 10.91%

Bank of America Corp.	5,055,200	156,105
Citigroup, Inc.	573,000	41,193
Citizens Financial Group, Inc.	1,845,700	73,422
Fifth Third Bancorp	1,259,000	37,254
JPMorgan Chase & Co.	1,657,542	190,534
KeyCorp	4,135,100	86,299
PNC Financial Services Group, Inc. (The)	188,200	27,257
U.S. Bancorp	2,154,200	114,194
Total		726,258

Beverages 0.84%

Coca-Cola Co. (The)	1,201,400	56,021

Biotechnology 1.25%

AbbVie, Inc.	159,000	14,664
Amgen, Inc.	350,200	68,832
Total		83,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
Building Products 0.98%

Johnson Controls International plc	1,740,700	$65,294

Capital Markets 4.03%

Ameriprise Financial, Inc.	452,800	65,959
CME Group, Inc.	425,600	67,722
Lazard Ltd. Class A	384,800	20,895
LPL Financial Holdings, Inc.	549,500	36,426
Northern Trust Corp.	174,400	19,048
T. Rowe Price Group, Inc.	140,500	16,731
TD Ameritrade Holding Corp.	730,400	41,742
Total		268,523

Chemicals 2.53%

Celanese Corp. Series A	474,100	55,996
DowDuPont, Inc.	474,800	32,652
Huntsman Corp.	960,500	32,206
LyondellBasell Industries NV Class A	430,300	47,673
Total		168,527

Commercial Services & Supplies 0.53%

KAR Auction Services, Inc.	594,200	35,325

Communications Equipment 1.74%

Cisco Systems, Inc.	2,739,700	115,862

Consumer Finance 1.59%

Capital One Financial Corp.	369,900	34,889
Discover Financial Services	991,900	70,832
Total		105,721

Containers & Packaging 1.23%

Graphic Packaging Holding Co.	2,144,900	31,166
Packaging Corp. of America	449,000	50,692
Total		81,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
Diversified Consumer Services 0.61%

H&R Block, Inc.	1,622,500	$40,822

Diversified Telecommunication Services 3.03%

AT&T, Inc.	3,095,949	98,977
Verizon Communications, Inc.	1,989,151	102,720
Total		201,697

Electric: Utilities 3.76%

Duke Energy Corp.	923,739	75,396
Evergy, Inc.	654,357	36,703
Exelon Corp.	1,499,700	63,737
PPL Corp.	2,586,000	74,399
Total		250,235

Electrical Equipment 1.46%

Eaton Corp. plc	531,100	44,171
Emerson Electric Co.	199,400	14,413
Hubbell, Inc.	310,800	38,306
Total		96,890

Energy Equipment & Services 1.38%

Schlumberger Ltd.	1,362,900	92,023

Equity Real Estate Investment Trusts 4.61%

Duke Realty Corp.	1,364,400	39,731
Essex Property Trust, Inc.	245,800	59,103
Federal Realty Investment Trust	212,200	26,631
GGP, Inc.	1,152,100	24,563
Host Hotels & Resorts, Inc.	1,234,100	25,842
Prologis, Inc.	318,100	20,874
SL Green Realty Corp.	257,400	26,541
Starwood Property Trust, Inc.	1,267,000	28,938
UDR, Inc.	874,800	33,662
Vornado Realty Trust	295,400	21,245
Total		307,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.83%

Sysco Corp.	634,700	$42,658
Walgreens Boots Alliance, Inc.	1,044,400	70,622
Walmart, Inc.	846,000	75,489
Total		188,769

Food Products 3.39%

Archer-Daniels-Midland Co.	873,600	42,160
Hormel Foods Corp.	664,300	23,895
J.M. Smucker Co. (The)	235,700	26,191
Kellogg Co.	372,100	26,430
Kraft Heinz Co. (The)	1,123,900	67,715
Mondelez International, Inc. Class A	910,600	39,502
Total		225,893

Health Care Equipment & Supplies 2.61%

Abbott Laboratories	1,612,600	105,690
Medtronic plc (Ireland)(a)	754,600	68,087
Total		173,777

Health Care Providers & Services 1.37%

Cardinal Health, Inc.	717,700	35,849
CVS Health Corp.	521,800	33,844
Quest Diagnostics, Inc.	196,900	21,210
Total		90,903

Hotels, Restaurants & Leisure 1.48%

Carnival Corp.	979,200	58,008
Darden Restaurants, Inc.	380,200	40,658
Total		98,666

Household Durables 0.45%

Newell Brands, Inc.	1,132,200	29,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
Household Products 2.15%

Kimberly-Clark Corp.	642,900	$73,200
Procter & Gamble Co. (The)	867,800	70,188
Total		143,388

Industrial Conglomerates 0.42%

Honeywell International, Inc.	175,000	27,939

Information Technology Services 1.37%

International Business Machines Corp.	505,350	73,241
Sabre Corp.	731,000	17,997
Total		91,238

Insurance 5.30%

Aflac, Inc.	571,500	26,598
American International Group, Inc.	517,100	28,549
Arthur J Gallagher & Co.	408,800	29,168
Axis Capital Holdings Ltd.	349,700	19,779
Chubb Ltd. (Switzerland)(a)	373,500	52,185
Fidelity National Financial, Inc.	869,100	35,198
Hartford Financial Services Group, Inc. (The)	572,600	30,176
Old Republic International Corp.	898,500	19,147
Prudential Financial, Inc.	378,900	38,235
Travelers Cos., Inc. (The)	320,900	41,762
Unum Group	814,700	32,368
Total		353,165

Machinery 2.05%

Caterpillar, Inc.	300,700	43,241
Cummins, Inc.	250,500	35,774
Flowserve Corp.	786,300	34,857
Pentair plc (United Kingdom)(a)	500,500	22,347
Total		136,219

Media 0.84%

Interpublic Group of Cos., Inc. (The)	1,330,800	30,010
Viacom, Inc. Class B	891,100	25,886
Total		55,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
Metals & Mining 0.61%

Nucor Corp.	605,900	$40,553

Multi-Line Retail 0.52%

Kohl’s Corp.	466,500	34,460

Multi-Utilities 1.84%

Dominion Energy, Inc.	897,700	64,374
Public Service Enterprise Group, Inc.	253,300	13,060
Sempra Energy	391,000	45,196
Total		122,630

Oil, Gas & Consumable Fuels 8.26%

Chevron Corp.	1,603,232	202,440
ConocoPhillips	1,459,600	105,339
Exxon Mobil Corp.	501,600	40,885
Kinder Morgan, Inc.	1,927,100	34,264
Marathon Petroleum Corp.	380,600	30,764
Valero Energy Corp.	926,650	109,669
Williams Cos., Inc. (The)	901,900	26,832
Total		550,193

Pharmaceuticals 6.88%

Bristol-Myers Squibb Co.	631,600	37,107
Johnson & Johnson	574,000	76,067
Merck & Co., Inc.	2,043,500	134,605
Pfizer, Inc.	5,265,900	210,267
Total		458,046

Professional Services 0.80%

ManpowerGroup, Inc.	208,200	19,417
Robert Half International, Inc.	445,900	33,781
Total		53,198

Road & Rail 1.57%

Ryder System, Inc.	269,200	21,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Shares	Fair Value (000)
Road & Rail (continued)

Union Pacific Corp.	558,200	$83,669
Total		104,747

Semiconductors & Semiconductor Equipment 3.50%

Applied Materials, Inc.	553,800	26,931
Broadcom, Inc.	172,900	38,344
Intel Corp.	3,191,700	153,521
QUALCOMM, Inc.	220,300	14,119
Total		232,915

Software 1.04%

Microsoft Corp.	653,100	69,281

Specialty Retail 2.42%

Lowe’s Cos., Inc.	782,500	77,733
TJX Cos., Inc. (The)	411,400	40,013
Tractor Supply Co.	555,100	43,320
Total		161,066

Technology Hardware, Storage & Peripherals 1.76%

Apple, Inc.	160,825	30,604
NetApp, Inc.	639,800	49,597
Xerox Corp.	1,428,100	37,088
Total		117,289

Tobacco 0.64%

Philip Morris International, Inc.	490,500	42,330
Total Common Stocks (cost $6,174,499,996)		6,626,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $32,390,000 of U.S. Treasury Note at 1.875% due 01/31/2022; value: $31,395,530; proceeds: $30,776,358 (cost $30,775,460)	$30,775	$30,775
Total Investments in Securities 99.99% (cost $6,205,275,456)		6,657,735

Other Assets in Excess of Liabilities(b) 0.01%		349

Net Assets 100.00%		$6,658,084

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2018	214	Long	$29,688,649	$30,142,970	$454,321

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,626,960	$—	$—	$6,626,960
Short-Term Investment
Repurchase Agreement	—	30,775	—	30,775
Total	$6,626,960	$30,775	$—	$6,657,735
Other Financial Instruments
Futures Contracts
Assets	$454	$—	$—	$454
Liabilities	—	—	—	—
Total	$454	$—	$—	$454

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to the Financial Statements (unaudited)(concluded)

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended July 31, 2018 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2018, the Fund had futures contracts with a cumulated unrealized appreciation of $454,321, which is included on the Schedule of Investments.

4. FEDERAL TAX INFORMATION

As of July 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,221,477,480
Gross unrealized gain	751,136,311
Gross unrealized loss	(314,424,376)
Net unrealized security gain	$436,711,935

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures, wash sales, and certain securities.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 21, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 21, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 21, 2018